Note 12 - Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Mar. 31, 2015
Note 12 - Taxes (Details) [Line Items]
Operating Loss Carryforwards	7,650,000	$ 8,258,355
Earliest Tax Year [Member]
Note 12 - Taxes (Details) [Line Items]
Open Tax Year	2010
Latest Tax Year [Member]
Note 12 - Taxes (Details) [Line Items]
Open Tax Year	2013